Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Share	Share capital and Additional Paid in Capital		Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 52,987		$ (29,259)	$ 23,728
Balance (in Shares) at Dec. 31, 2021	10,091,706
Changes during the period:
Exercise of share based payments			[1]
Exercise of share based payments (in Shares)	7,030
Restricted share unit (“RSU”)vesting
Restricted share unit (“RSU”)vesting (in Shares)	1,240,204
Share-based compensation		4,879			4,879
Comprehensive and net loss				(14,976)	(14,976)
Balance at Dec. 31, 2022		57,866		(44,235)	13,631
Balance (in Shares) at Dec. 31, 2022	11,338,940
Changes during the period:
Issuance of ordinary shares, private warrants and pre-funded warrants, net		1,806			1,806
Issuance of ordinary shares, private warrants and pre-funded warrants, net (in Shares)	3,031,250
Issuance of placement agent warrants (Note 11.3)		131			131
Issuance of ordinary shares (pursuant to an at-the-market facility)		26			26
Issuance of ordinary shares (pursuant to an at-the-market facility) (in Shares)	17,566
Exercise of share based payments		3			3
Exercise of share based payments (in Shares)	37,972
Restricted share unit (“RSU”)vesting
Restricted share unit (“RSU”)vesting (in Shares)	1,226,448
Share-based compensation		1,427			1,427
Comprehensive and net loss				(11,286)	(11,286)
Balance at Dec. 31, 2023		61,259		(55,521)	5,738
Balance (in Shares) at Dec. 31, 2023	15,652,176
Changes during the period:
Issuance of ordinary shares, private warrants and pre-funded warrants, net		7,679			7,679
Issuance of ordinary shares, private warrants and pre-funded warrants, net (in Shares)	6,231,169
Exercise of options		2			2
Exercise of options (in Shares)	19,048
Exercise of June 2024 pre-funded warrants into ordinary shares		2			2
Exercise of June 2024 pre-funded warrants into ordinary shares (in Shares)	1,709,760
Restricted share unit (“RSU”)vesting
Restricted share unit (“RSU”)vesting (in Shares)	594,943
Issuance of ordinary shares- advisor fees		62			62
Issuance of ordinary shares- advisor fees (in Shares)	45,000
Share-based compensation		1,892			1,892
Comprehensive and net loss				(11,053)	(11,053)
Balance at Dec. 31, 2024		$ 70,896		$ (66,574)	$ 4,322
Balance (in Shares) at Dec. 31, 2024	24,252,096

[1]	Less than thousand dollars